31. OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Other Income Tables
Details of other income
	From January 1	From January 1	From January 1
	to December 31, 2017	to December 31, 2016	to December 31, 2015
Nature of other income	ThCh$	ThCh$	ThCh$
Sale of property, plant and equipment	2,376,128	5,816,356	838,114
Severance payments	1,942,466	2,206,908	377,054
Sale of wood, cartons and other products	263,240	228,236	86,929
Office rental	119,278	89,964	54,680
Income tax refund	87,556	45,506	233,476
Charge regularization	227,424	92,009	64,318
Gain obtained for business combination (*)	2,485,008	—	—
Other	130,310	182,924	29,222
Total	7,631,410	8,661,903	1,683,792

(*) See note 12 Goodwill.